SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Nature of operations
1)	Nature of operations

Orckit Communications Ltd. ("Orckit") is an Israeli corporation. Orckit and its wholly-owned subsidiaries, mainly Orckit-Corrigent ("Corrigent") (together - "the Company") are engaged in the design, development, manufacture and marketing of advanced telecom equipment  to telecommunication service providers in metropolitan areas. The Company's products are transport telecommunication equipment targeting high capacity packetized metropolitan networks.

During the fourth quarter, given the Company's business situation, the Company completely stopped development activity  substantially impairing the Company's ability to offer its customers products except for resale of its existing products while providing limited technical support to its customers.

The Company has suffered cumulative losses amounting to $375 million as well as capital deficiency amounting to $14 million as of December 31, 2013.  The balance of cash and cash equivalents, restricted cash and long term investments has decreased during the last five years.  Furthermore, in order to improve its cash position and reduce its expenses, the Company implemented in 2012 and 2013 cost reduction plans in which it dismissed a large portion of its headcount. These plans limit the Company's ability to focus on marketing efforts towards its larger customers. The Company's liability to Series A and B notes holders is  $17million as of December 31, 2013. The Company is able to finance its operations from cash balances in the coming months. After the using the foregoing resources, the Company's ability to continue its operations is subject to obtaining additional financial resources, whether through contracts for the sale or licensing of its intellectual property rights or through external funding.

The Company may be unable to raise sufficient additional capital when needed.

These facts raise substantial doubt as to the Company's ability to continue as a going concern. The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

On March 12, 2013, the Company entered into a Strategic Investment Agreement with Networks3, Inc., a non-practicing entity controlled by Hudson Bay Capital, in order to commercialize its patents and raise equity and debt financing.  On the same date, the Company entered into a Note Purchase Agreement with Hudson Bay Capital pursuant to which the Company received a loan of $5,000,000, which was fully repaid on June 30, 2013.

On June 27, 2013, the Company's series A and series B notes holders approved an arrangement whereby the notes would have been retired in exchange for cash, ordinary shares and certain other consideration.  The closing of the arrangement was subject to the closing of the Strategic Investment Agreement. On July 31, 2013, the Company's shareholders approved the arrangement.

On August 11, 2013, Networks3 notified the Company of its decision to terminate the Strategic Investment Agreement due to its alleged failure to obtain the approval of the Office of the Chief Scientist of Israel's Ministry of Industry, Trade and Labor (the "OCS") on terms satisfactory to Networks3 of the sale of its patents to Networks3. The Company rejected such allegation and intends to pursue legal action in accordance with its rights under such agreement. Due to the termination of the Strategic Investment Agreement, the arrangement for the retirement of the series A and series B notes was aborted.

On August 21, 2013, the Company reached a non-binding understanding with ECI Telecom Ltd. ("ECI") with respect to the terms of a proposed transaction pursuant to which the Company would grant an exclusive license to ECI to develop, manufacture and sell products comprising its Packet Transport technology.  It was contemplated that the Company would receive $4.5 million over a period of approximately four years on the account of royalties payable on the sales arising from said license and in consideration for the sale of inventory and research and development equipment to ECI.  As a condition to the transaction, ECI would hire certain of the Company's present and former employees (including key employees and one officer).

On October 2, 2013, the Company terminated the employment of 15 employees, most of whom were expected to join ECI upon consummation of the proposed transaction with ECI. On October 31, 2013, the Company entered a services agreement with ECI pursuant to which it was to provide ECI development, quality control and customer services through several employees. On November 5, 2013, the Company's Vice President of Research and Development left our employ and joined ECI.

On January 6, 2014, the Company announced that a condition to the proposed ECI transaction, pursuant to which certain of our present and former employees (including key employees) would be transferred to ECI, cannot be satisfied. Due to its financial situation and the length of the negotiations, the Company decided to terminate the negotiations with ECI.

Functional currency
2)	Functional currency

The currency of the primary economic environment in which the operations of the Company are conducted is the U.S. dollar ("dollar" or "$"), since most purchases of materials and components are made in dollars and most of its assets are denominated in dollars.

Transactions and balances originally denominated in dollars are presented in their original amounts. Balances in non-dollar currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively.  For non-dollar transactions reflected in the statements of operations, the exchange rates at transaction dates are used.  Depreciation and amortization and changes in inventories derived from non-monetary items are based on historical exchange rates. The resulting currency transaction gains or losses are carried to financial income or expenses, as appropriate.

Accounting principles
3)	Accounting principles
The consolidated financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") in the United States.

Use of estimates in the preparation of financial statements
4)	Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reported years. Actual results could differ from those estimates. As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to revenue recognition, provision for servicing products under warranty, inventories and commitment to the OCS .

Principles of consolidation

b.	Principles of consolidation

The consolidated financial statements include the financial statements of Orckit and its wholly-owned subsidiaries. Intercompany balances and transactions have been eliminated.

Marketable and other securities
c.	Marketable and other securities

During 2010 debt securities that the Company held to maturity, and based on its assessment that it had the ability to hold to maturity, were classified as "held to maturity" and were recorded at amortized cost. The premium or discount was amortized over the period to maturity and was included in financial income or expenses. On December 31, 2010, the Company reclassified its entire portion of investment portfolio classified at that date as held-to-maturity to available-for-sale because based on management's determination that it might not hold these securities to maturity, but rather sell a portion of the securities to provide funds for operations. For a debt security transferred into the available-for-sale category, the unrealized holding gain or loss at the date of the transfer is recognized in a separate component of comprehensive income (loss) in shareholders' equity.

As of December 31, 2011 all the Company's debt securities were classified as available-for-sale. These securities were reported at fair value, with unrealized gains and losses reported as a separate component of comprehensive income (loss) in shareholders' equity. When securities do not have an active market, fair value was determined using a valuation model. Unrealized losses that were considered to be other-than-temporary were charged to income as an impairment charge. Realized gains and losses on sales of securities, as well as premium or discount amortization, were included in the consolidated statement of comprehensive loss as financial income or expenses.

An other-than-temporary impairment is triggered when there is intent to sell the security, it is more likely than not that the security will be required to be sold before recovery of its amortized cost basis, or the Company does not expect to recover the entire amortized cost basis of the security. If the debt security's market value is below amortized cost and the Company either intends to sell the security or it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, the Company records an other-than-temporary impairment charge to financial expenses for the entire amount of the impairment. For the remaining debt securities, if an other-than-temporary impairment exists, the Company separates the other-than-temporary impairment into the credit loss portion and the non-credit loss portion. The credit loss portion is the difference between the amortized cost of the security and the Company's best estimate of the present value of the cash flows expected to be collected from the debt security. The non-credit loss portion is the residual amount of the other-than-temporary impairment. The credit loss portion is recorded as a charge to financial expenses, and the non-credit loss portion is recorded as a separate component of other comprehensive income (loss).

As of December 31, 2013 the Company had no marketable securities.

Inventories

d.	Inventories

Inventories are valued at the lower of cost or market. Cost is determined as follows:

Raw materials and supplies - on moving average basis.
Finished products - on basis of production costs.

Cost of finished products that are manufactured completely by subcontractors are determined based on the specific cost of each product. The Company writes down product inventory based on forecasted demand and technological obsolescence.

Property and equipment
e.	Property and equipment:

1)	These assets are stated at cost.

2)	The assets are depreciated by the straight-line method on the basis of their estimated useful life, as follows:

Years
Computers, software and equipment	3
Office furniture and equipment	10

Leasehold improvements are amortized by the straight-line method, over the term of the lease, or over the estimated useful life of the improvements - whichever is shorter.

Impairment of property and equipment

f.	Impairment of property and equipment

Long-lived assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If the sum of the expected future cash flows (undiscounted and without interest charges) of long-lived assets is less than the carrying amount of such assets, an impairment loss would be recognized, and the assets would be written down to their estimated fair values.

Deferred issuance costs

g.	Deferred issuance costs

Issuance costs in the original amount of $917,000 in connection with the Series A convertible subordinated notes were deferred and amortized over the period from issuance date to March 2012. Upon early repurchase of such notes, applicable issuance costs were offset against the gain recorded, proportionately to the amounts of notes repurchased (see note 4).

Since the Series B convertible subordinated notes are carried on the balance sheet at their fair value, the issuance costs in connection with these notes were expensed upon issuance.

Treasury shares
h.	Treasury shares
Ordinary shares purchased by the Company are presented as a reduction of shareholders' equity, at their cost to the Company.

Revenue recognition

i.	Revenue recognition

Revenues from sales of products are recognized when delivery occurs and title passes to the customer, provided that appropriate signed documentation of an arrangement exists, the fee is fixed or determinable and collectability is reasonably assured.

Certain of the Company's arrangements include hardware that functions together with software to provide the essential functionality of the product. Through December 31, 2010, software revenue recognition guidance also applies to non-software deliverables, such as computer hardware, if the software is essential to the functionality of the non-software deliverables, as is the case with the Company's deliverables. Accordingly, revenues from sales of software products were recognized when, in addition to the criteria mentioned above, vendor-specific objective evidence ("VSOE") of fair value for undelivered elements exists. VSOE is typically based on the price charged when an element is sold separately or, if an element is not sold separately, on the price established by authorized management, if it is probable that the price, once established, will not be changed when this element is commercially sold.

In October 2009, the FASB issued Accounting Standard Update No. 2009-14: Certain Revenue Arrangements That Include Software Elements - ("ASU 2009-14"). ASU 2009-14 amends the scope of the software revenue guidance in Topic 985-605 to exclude, inter alia, non-software components of tangible products and software components of tangible products when the software components and non-software components of the tangible product function together to deliver the tangible product's essential functionality. The Company adopted this guidance on a prospective basis for revenue arrangements entered into, or materially modified, on or after January 1, 2011. Certain of the Company's multiple element arrangements include hardware that functions together with software to provide the essential functionality of the product. Accordingly, such arrangements are no longer accounted for in accordance with the FASB's software revenue guidance. Instead, they are accounted for in accordance with the new guidance for multiple-deliverable arrangements.

The Company grants customers post-contract hardware and software support services ("PCS") in connection with its sales. VSOE of the fair value of PCS was established based on Company's practice with its customers. Therefore, revenues from the sale of products were recognized upon delivery (when the criteria mentioned above are met), and the fair value of PCS is deferred and recognized over the term of the PCS.

In October 2009, the FASB issued Accounting Standard Update No. 2009-13, Revenue Recognition (Topic 605) - Multiple-Deliverable Revenue Arrangements ("ASU 2009-13"). The Company adopted this guidance on a prospective basis for revenue arrangements entered into, or materially modified, on or after January 1, 2011. Under the new guidance, the Company separates its multiple-deliverable arrangements into more than one unit of accounting when both of the following criteria are met:

(1)	The delivered item(s) has value to the customer on a stand-alone basis; and

(2)
If the arrangement includes a general right of return relative to the delivered item(s), delivery or performance of the undelivered item(s) is considered probable and substantially within the Company's control.

If these criteria are met, consideration is allocated at inception of the arrangement to all deliverables on the basis of the relative selling price. The selling price of each deliverable is based upon the following selling price hierarchy: VSOE if available, third party evidence of selling price ("TPE") if VSOE is not available or best estimate of selling price if neither VSOE nor TPE is available. Under the new guidance, if VSOE or TPE is not determinable, the Company utilizes its best estimate of selling price in order to allocate consideration for those deliverables. Best estimate of selling price is developed by considering multiple factors including, but not limited to, sales, costs and margin objectives.

The adoption of the amended guidance in both ASU 2009-13 and ASU 2009-14 did not have a material effect on the Company's financial statements.

The Company does not, in the normal course of business, provide a right of return to its customers.

Provision for warranty

j.	Provision for warranty

The Company grants warranty servicing for products sold. The Company expenses such warranty costs at the time revenues from the related sales are recognized. (See also Note 1i, above.) The annual provision is calculated as a percentage of sales, based on historical experience.

Uncertainty in income taxes

k.	Uncertainty in income taxes

The Company has implemented the accounting guidance for Uncertainty in Income Taxes. Accordingly, a two-step approach to recognizing and measuring uncertain tax positions is applied. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement. The Company's policy is to include interest related to unrecognized tax benefits within financial expenses and penalties within operating loss.

Research and development expenses

l.	Research and development expenses

Research and development expenses, which consist mainly of labor costs, are charged to income as incurred. Government grants received for development of projects are recognized as a reduction of these expenses.

Nonrefundable advance payments for goods or services that will be used or rendered for future research and development activities are deferred and amortized over the period that the goods are delivered or the related services are performed, subject to an assessment of recoverability.

Cash equivalents

m.	Cash equivalents

The Company considers all highly liquid investments, which include short-term bank deposits (up to three months from date of deposit) that are not restricted as to withdrawal or use, to be cash equivalents. Restricted cash is presented separately.

Loss per share

n.	Loss per share

Basic loss per share is computed by dividing net loss by the weighted average number of shares outstanding during each year, net of treasury shares.

In computing diluted loss per share, basic loss per share is adjusted to take into account the potential dilution that could occur upon: (i) the exercise of options granted under employee share compensation plans and warrants; and (ii) the conversion of convertible subordinated notes using the "if-converted" method, by adding to net income interest expense on the notes, income from devaluation to fair value of the Series B convertible subordinated notes, currency and price index gains and losses in connection with the notes, and by adding the weighted average number of shares issuable upon assumed conversion of the subordinated notes.

The Series A convertible subordinated notes, series B convertible subordinated notes,  outstanding stock options and warrants, where applicable, have been excluded from the calculation of the diluted EPS for each of the three years ended December 31, 2013 due to their anti-dilutive effect. The Series B convertible subordinated notes were included in the calculation of the diluted EPS for the year ended December 31, 2011 and December 31, 2012. See also Note 10l.

Comprehensive loss

o.	Comprehensive loss

The Company's comprehensive loss consists of its net loss and, in the years ended December 31, 2011 and 2012 unrealized gains  and losses derived from marketable securities classified as available for sale (See also Note 1c above).

Stock based compensation

p.	Stock based compensation

Awards classified as equity awards are accounted for using the grant-date fair value method. The fair value of share-based payment transactions is recognized as expense over the requisite service period, net of estimated forfeitures. The Company estimated forfeitures based on historical experience and anticipated future conditions.

The Company elected to recognize compensation cost for an award with only service conditions that has a graded vesting schedule using the straight-line method over the requisite service period for the entire award. Awards that vest upon performance conditions are recognized using the accelerated method based on the multiple-option award approach.

Deferred income taxes

q.	Deferred income taxes

Deferred taxes are determined utilizing the asset and liability method, based on the estimated future tax effect differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws. Valuation allowances are included in respect of deferred tax assets when it is more likely than not that such assets will not be realized. See Note 8d.

Taxes which would apply in the event of disposal of investments in non-Israeli subsidiaries have not been taken into account in computing deferred taxes, as it is the Company's policy to hold these investments, and not to realize them.

Shipping and handling fees and costs
r.	Shipping and handling fees and costs
Shipping and handling costs related to revenues are classified as a component of cost of revenues.

Fair Value Measurement
s.	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches, including market, income and/or cost approaches. Accounting guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy is divided into three levels based on the reliability of inputs. For further disclosure, see Note 9d.

Fair Value Option

t.	Fair Value Option

Topic 815 provides entities with an   option to report certain financial assets and liabilities at fair value , with subsequent changes in fair value reported in earnings. The election   can be applied on an instrument-by-instrument basis. The company elected   the fair value option to its   Series   B convertible notes. See also note 4b.